UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.3%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$1,620	$1,629,509
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	540	606,323
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,493,263
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	4,022,231
Lower Alabama Gas District, RB, Series A:
5.00%, 9/01/34	1,945	2,432,184
5.00%, 9/01/46	1,555	2,019,261

		12,202,771
Arizona — 2.2%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	6,894,817
5.00%, 12/01/37	1,000	1,247,900

		8,142,717
California — 11.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	2,480	2,802,945
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	3,500	4,210,885
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	1,365	1,619,313
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	160	182,013
5.25%, 8/15/49	395	447,618
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	1,655	1,822,287
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A (b):
5.00%, 12/01/41	565	627,427

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A (b) (continued):
5.00%, 12/01/46	$685	$758,268
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	6,500	7,386,080
5.25%, 5/15/39	860	962,417
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	380	476,083
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/33	3,000	1,710,420
0.00%, 8/01/43	2,500	906,325
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,760	2,085,917
6.50%, 4/01/33	10,645	12,315,307
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	988,507
Sub-Series I-1, 6.38%, 11/01/34	1,280	1,528,077

		40,829,889
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	2,330	2,613,911
Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,005	1,117,630
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,357,279
Delaware Transportation Authority, RB, 5.00%, 6/01/55	1,260	1,452,112

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2016	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$4,275	$4,574,934

		7,384,325
District of Columbia — 4.1%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	820	956,546
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	11,500	11,559,110
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	610,214
5.25%, 10/01/44	2,000	2,227,360

		15,353,230
Florida — 5.6%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	1,445	1,659,250
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,852,879
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	1,450	1,658,292
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A, AMT (AGC), 5.25%, 10/01/38	2,855	3,095,762
Series A-1, 5.38%, 10/01/41	1,255	1,434,139
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	5,000	5,703,200
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	3,300	4,283,730

Municipal Bonds	Par (000)	Value
Florida (continued)
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	$1,895	$1,326,083

		21,013,335
Georgia — 1.4%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	2,870	3,407,436
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	555	675,263
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	1,028,149

		5,110,848
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	1,480	1,684,210
Illinois — 19.1%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	5,000	5,829,100
Series C, 6.50%, 1/01/41	6,430	7,791,552
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	3,050	3,028,711
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	4,940	4,934,566
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,261,343
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,130	3,487,039
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	845	965,210
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,214,135
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	1,997,363

2	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	$7,445	$7,473,812
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	2,815	3,305,654
Senior, Series C, 5.00%, 1/01/37	3,005	3,516,241
Series A, 5.00%, 1/01/38	2,520	2,880,461
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	6,725	7,217,068
Series B-2, 5.00%, 6/15/50	2,725	2,866,128
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	520	609,393
6.00%, 6/01/28	1,255	1,494,931
State of Illinois, GO:
5.00%, 2/01/39	1,640	1,742,828
Series A, 5.00%, 4/01/35	2,500	2,663,450
Series A, 5.00%, 4/01/38	3,885	4,110,330
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	758,014
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	860	974,113
5.00%, 4/01/44	1,050	1,184,652

		71,306,094
Indiana — 4.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	845	1,037,871
7.00%, 1/01/44	3,535	4,368,588
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	4,142,678
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	485	528,053
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	1,610	1,747,687

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	$435	$477,230
Sisters of St. Francis Health Services, 5.25%, 11/01/39	915	1,024,626
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	1,200	1,354,272
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	1,380	1,619,665

		16,300,670
Iowa — 2.3%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	965	994,635
5.50%, 12/01/22	2,550	2,644,937
5.25%, 12/01/25	500	533,480
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	1,325	1,406,276
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	3,095	3,090,976

		8,670,304
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,060	1,197,440
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (f)	1,280	1,048,550

		2,245,990
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	4,387,191

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2016	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	$1,100	$1,247,059
5.25%, 5/15/31	935	1,056,737
5.25%, 5/15/32	1,195	1,370,079
5.25%, 5/15/33	1,300	1,479,699
5.25%, 5/15/35	545	622,559

		10,163,324
Maryland — 1.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	520,082
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	800	774,744
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	2,400	2,770,512

		4,065,338
Massachusetts — 0.7%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	1,530	1,538,231
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	955	1,061,607

		2,599,838
Michigan — 2.8%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	4,825	5,390,297
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,500	1,695,645
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	940	1,033,380

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	$2,305	$2,351,653

		10,470,975
Missouri — 1.9%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	5,193,240
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	314,682
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	1,135	1,235,255
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	265	298,167

		7,041,344
Multi-State — 1.9%
Centerline Equity Issuer Trust (b)(g):
Series A-4-2, 6.00%, 5/15/19	3,500	3,896,060
Series B-3-2, 6.30%, 5/15/19	3,000	3,364,920

		7,260,980
Nebraska — 1.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	895	1,014,402
5.00%, 9/01/42	1,570	1,747,661
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	1,245	1,402,592

4	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Nebraska (continued)
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	$1,635	$1,803,144

		5,967,799
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,515,385
New Jersey — 8.7%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,100	1,147,047
5.25%, 11/01/44	1,640	1,704,354
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	1,165	1,190,723
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
4.88%, 9/15/19	870	922,374
5.13%, 9/15/23	2,130	2,379,508
5.25%, 9/15/29	2,130	2,362,596
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	9,246,425
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	2,160	2,498,558
Series E, 5.00%, 1/01/45	2,810	3,276,376
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	3,760	4,051,062
Transportation System, Series B, 5.25%, 6/15/36	2,690	2,901,837
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	570	665,105

		32,345,965
New York — 9.5%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, 7.75%, 8/01/31 (h)	6,700	6,845,591
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	2,680	3,136,967

Municipal Bonds	Par (000)	Value
New York (continued)
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	$2,000	$2,109,460
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	832	951,606
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	3,112,526
5.25%, 11/15/39	910	1,106,351
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,335	1,501,448
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	4,320	4,851,187
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	365	407,329
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	910	1,019,091
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 6/15/31	1,930	2,323,874
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A (AMT), 5.00%, 7/01/41 (i)	640	721,466
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	1,145	1,162,038
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%,12/01/42	1,635	1,916,645
Special Project, 6.00%, 12/01/36	1,410	1,656,214

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2016	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
New York (continued)
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	$2,500	$2,500,125

		35,321,918
North Carolina — 3.2%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	6,500	6,520,345
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,082,220
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (a)	1,525	1,708,366
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 7/01/35	1,530	1,714,426
Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	625	716,400

		11,741,757
Ohio — 2.4%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,405	3,825,586
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	710	786,282
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	3,025	3,257,622

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	$870	$962,168

		8,831,658
Pennsylvania — 2.8%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	2,500	2,693,225
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	685	753,870
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,299,646
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	3,030	3,432,536
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,386,814

		10,566,091
Rhode Island — 1.7%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	2,850	2,989,793
5.00%, 6/01/50	3,175	3,398,139

		6,387,932
South Carolina — 3.9%
State of South Carolina Ports Authority, RB:
5.25%,7/01/40	3,595	4,056,167
AMT, 5.25%, 7/01/55	1,390	1,589,104
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	4,170	4,932,609

6	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	$3,385	$4,004,387

		14,582,267
Tennessee — 0.7%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,470	1,660,600
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/46	740	863,728

		2,524,328
Texas — 11.6%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (d)(e)	2,400	41,976
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (a)	2,350	2,874,144
Sub-Lien, 5.00%, 1/01/33	390	433,813
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	630	727,461
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	665	756,750
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	1,650	1,906,773
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,826,370
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	460	513,691
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	8,665	9,938,668
6.00%, 11/15/35	480	554,736

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	$485	$574,565
County of Harris Texas-Houston Sports Authority, Refunding RB, 3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/36 (c)	25,375	9,054,307
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	6,055	2,579,369
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare (a):
6.00%, 8/15/20	325	389,568
6.00%, 8/15/20	4,085	4,902,123
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	3,000	3,587,880
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,647,913

		43,310,107
Utah — 0.1%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	435	438,423
Virginia — 1.4%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	1,755	1,999,191
6.00%, 1/01/37	2,585	3,068,524

		5,067,715
Washington — 4.0%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 8/01/36	5,050	5,823,104
Grant County Public Utility District No 2, Refunding RB, Series A:
5.00%, 1/01/41	2,035	2,418,394
5.00%, 1/01/43	2,335	2,770,594

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2016	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds	Par (000)	Value
Washington (continued)
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	$815	$936,305
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	2,445	2,922,900

		14,871,297
Wisconsin — 0.8%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	910	1,031,249
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,955	2,090,794

		3,122,043
Wyoming — 1.5%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	3,355	3,776,220
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.50%, 1/01/33	800	852,608
5.50%, 1/01/38	750	799,320

		5,428,148
Total Municipal Bonds – 123.2%		458,600,556

Municipal Bonds Transferred to Tender Option Bond Trusts (j)
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/16 (a)	2,519	2,569,809
California — 5.2%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (k)	2,850	3,139,417

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
California (continued)
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	$10,335	$11,659,844
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	2,530	2,659,157
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	2,088,646

		19,547,064
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (a):
Series C-3, 5.10%, 4/29/18	4,230	4,575,422
Series C-7, 5.00%, 5/01/18	2,710	2,926,773

		7,502,195
Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,179	5,393,095
Series X-3, 4.85%, 7/01/37	5,143	5,371,527

		10,764,622
Georgia — 1.3%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	5,051,965
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,461	2,889,437
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (a)(k)	2,219	2,500,734
New York — 10.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Series HH, 5.00%, 6/15/31 (k)	9,150	10,773,393

8	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System (continued):
Series FF-2, 5.50%, 6/15/40	$1,710	$1,934,814
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (k)	1,750	2,056,848
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	13,905,101
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (k)	7,040	8,426,630
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,790	3,395,904

		40,492,690
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,740	3,259,257
Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	2,660	3,117,626
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	4,324,017
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	3,347	3,956,465

		11,398,108
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	3,959	4,333,569

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Virginia — 1.7%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	$5,909	$6,387,083
Washington — 3.3%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	3,029	3,211,069
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/19 (a)	8,113	8,987,011

		12,198,080
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.6%		128,894,613
Total Long-Term Investments (Cost — $533,283,160) — 157.8%		587,495,169

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.21% (l)(m)	3,113,358	3,113,358
Total Short-Term Securities (Cost — $3,113,358) — 0.8%		3,113,358
Total Investments(Cost — $536,396,518*) — 158.6%		590,608,527
Other Assets Less Liabilities — 1.3%		5,041,493
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.3)%		(71,975,032)
VMTP Shares, at Liquidation Value — (40.6)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$372,374,988

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$465,284,009

Gross unrealized appreciation	$58,093,433
Gross unrealized depreciation	(4,694,251)

Net unrealized appreciation	$53,399,182

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2016	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)	Variable rate security. Rate as of period end.

(i)	When-issued security.

(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(k)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2016 to November 15, 2019, is $14,496,598.

(l)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	3,113,358	$3,113,358	$3,113,358	$1,319
FFI Institutional Tax-Exempt Fund	11,886,794	(11,886,794)	—	—	425
Total				$3,113,358	$1,744

(m)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(49)	5-Year U.S. Treasury Note	September 2016	$5,885,742	$(4,980)
(58)	10-Year U.S. Treasury Note	September 2016	$7,521,875	1,723
(28)	Long U.S. Treasury Bond	September 2016	$4,572,750	(4,435)
(7)	Ultra U.S. Treasury Bond	September 2016	$1,225,875	1,032
Total				$(6,660)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds

10	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)

GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$587,495,169	—	$587,495,169
Short-Term Securities	$3,113,358	—	—	3,113,358

Total	$3,113,358	$587,495,169	—	$590,608,527

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$2,755	—	—	$2,755
Liabilities:
Interest rate contracts	(9,415)	—	—	(9,415)

Total	$(6,660)	—	—	$(6,660)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2016	11

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$244,800	—	—	$244,800
Liabilities:
TOB Trust Certificates	—	$(71,925,336)	—	(71,925,336)
VMTP Shares	—	(151,300,000)	—	(151,300,000)
Total	$244,800	$(223,225,336)	—	$(222,980,536)
During the period ended May 31, 2016, there were no transfers between levels.

12	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: July 22, 2016